Structured Entities (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Unconsolidated Structured Entities
The following table provides information about other structured entities which the Bank does not control and therefore does not consolidate.

	As at October 31, 2025
($ millions)	Canadian multi-seller conduits that the Bank administers		Structured finance entities	Other funding vehicles	Total
Total assets on structured entity’s financial statements	$6,971		$22,746	$2,575	$32,292
Assets recognized on the Bank’s financial statements:
Trading assets	26		709	–	735
Investment securities	–		786	–	786
Loans (1)	–		8,546	–	8,546
Other	–		52	99	151
	26		10,093	99	10,218
Liabilities recognized on the Bank’s financial statements:
Deposits – Business and government	–		–	2,533	2,533
Other	–		–	43	43
	–		–	2,576	2,576
Bank’s maximum exposure to loss	$6,997	(2)	$22,670	$71	$29,738

	As at October 31, 2024
($ millions)	Canadian multi-seller conduits that the Bank administers		Structured finance entities	Other funding vehicles	Total
Total assets (on structured entity’s financial statements)	$6,299		$13,695	$1,870	$21,864
Assets recognized on the Bank’s financial statements:
Trading assets	8		306	–	314
Investment securities	–		842	–	842
Loans (1)	–		4,757	–	4,757
Other	–		35	93	128
	8		5,940	93	6,041
Liabilities recognized on the Bank’s financial statements:
Deposits – Business and government	–		–	1,842	1,842
Derivative financial instruments	–		–	28	28
	–		–	1,870	1,870
Bank’s maximum exposure to loss	$6,307	(2)	$11,469	$76	$17,852

(1)	Loan balances are presented net of allowance for credit losses.
(2)
Excludes up to a maximum amount of $1.6 billion (2024 – $1.4 billion) relating to backstop liquidity facilities provided by the Bank to these multi-seller conduits based on future asset purchases by these conduits.